Customer Accounts (Tables)	12 Months Ended
Sep. 30, 2016
Banking and Thrift [Abstract]
Schedule of deposits
The following table provides the composition of the Company's customer accounts, including interest rate buckets and maturity buckets for time deposits.

	September 30, 2016	September 30, 2015
	(In thousands)
Checking accounts, .15% and under	$2,721,721	$2,555,766
Passbook and statement accounts, .10% and under	820,980	700,794
Insured money market accounts, .01% to .15%	2,462,891	2,564,318
Time deposit accounts
Less than 1.00%	3,268,272	3,126,119
1.00% to 1.99%	1,292,612	1,177,356
2.00% to 2.99%	34,376	501,409
3.00% to 3.99%	—	5,156
4.00% and higher	—	785
Total time deposits	4,595,260	4,810,825
	$10,600,852	$10,631,703

Time deposit maturities are as follows:	September 30, 2016	September 30, 2015
	(In thousands)
Within 1 year	$2,894,900	$2,862,313
1 to 2 years	798,309	1,068,792
2 to 3 years	293,058	321,118
Over 3 years	608,993	558,602
	$4,595,260	$4,810,825

Schedule of interest expense on customer deposits
Interest expense on customer accounts consisted of the following:

Year ended September 30,	2016	2015	2014
	(In thousands)
Checking accounts	$1,491	$1,036	$1,259
Passbook and statement accounts	734	660	607
Insured money market accounts	3,285	3,631	4,574
Time deposit accounts	47,425	46,273	52,636
	52,935	51,600	59,076
Less early withdrawal penalties	(450)	(546)	(552)
	$52,485	$51,054	$58,524

Weighted average interest rate at end of year	0.50%	0.48%	0.51%
Weighted daily average interest rate during the year	0.50%	0.48%	0.57%